Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following table sets forth information about executive compensation, compensation paid and the Company’s performance.
Year	Summary Compensation Table Total for PEO Berle(1)	Summary Compensation Table Total for PEO Lindblad(1)	Compensation Actually Paid to PEO Berle(1)(2)(3)	Compensation Actually Paid to PEO Lindblad(1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3)	Value of $100 Investment Based On:(4)			Net Loss Available to Common Stockholders (millions)	Adjusted EDITDA (millions)(6)
							Total Shareholder Return	Current Peer Group Total Shareholder Return(5)	Prior Peer Group Total Shareholder Return(5)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)
2023	$1,463,127	$2,352,502	$(1,805,574)	$2,763,516	$1,959,443	$2,147,119	$68.93	$114.20	$102.58	$(50.0)	$71.2
2022	$1,635,303	N/A	$(3,740,733)	N/A	$1,827,250	$722,410	$47.09	$71.38	$98.80	$(116.1)	$(11.5)
2021	$6,936,263	$811,127	$10,277,472	$(896,178)	$967,846	$719,423	$95.41	$94.10	$97.91	$(124.7)	$(64.0)
2020	N/A	$2,376,852	N/A	$3,021,481	$1,691,674	$2,108,405	$104.71	$77.36	$85.66	$(100.4)	$(52.2)
(1)
Mr. Berle was the Principle Executive Officer (“PEO”) during 2023, 2022 and 2021, Mr. Lindblad was the PEO during 2023, 2021 and 2020. The Non-PEO NEOs for each year were Mr. Felenstein, Mr. Byus and Mr. Bressler, and Mr. Brodsky for 2023 and 2022, and Mr. Goodman for 2022, 2021 and 2020.

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year. The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

	PEO Berle
	2020	2021	2022	2023
SCT Total	$—	$6,936,263	$1,635,303	$1,463,127
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	—	(6,242,973)	(575,000)	(1,149,992)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	—	9,584,182	278,231	—
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	—	—	(4,429,394)	—
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	—	—	(649,872)	539,052
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	(2,657,761)
Compensation Actually Paid	$—	$10,277,472	$(3,740,733)	$(1,805,574)
	PEO Lindblad
	2020	2021	2022	2023
SCT Total	$2,376,852	$811,127	$—	$2,352,502
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(1,912,242)	(772,519)	—	(1,996,000)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	3,458,773	748,831	—	2,254,000
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(277,732)	(466,575)	—	76,040
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(624,171)	124,019	—	107,579
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	(1,341,061)	—	(30,605)
Compensation Actually Paid	$3,021,481	$(896,178)	$—	$2,763,516
	NEO
	2020	2021	2022	2023
SCT Total	$1,691,674	$967,846	$1,827,250	$1,959,443
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(1,088,231)	(345,728)	(1,010,633)	(942,749)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	1,951,502	303,478	341,776	1,078,747
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(49,992)	(239,077)	(363,226)	189,140
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(244,063)	32,904	(72,757)	43,649
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(152,485)	—	—	(181,111)
Compensation Actually Paid	$2,108,405	$719,423	$722,410	$2,147,119

(4)
Total Shareholder Return (TSR) is cumulative for the measurement periods beginning on December 31, 2019 and ending on the last day in FY 2023, 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K.

(5)
“Prior Peer Group” represents the FTSE 100 Index, and “Current Peer Group” represents the S&P 1500 Hotels, Resorts and Cruise Lines Index, which the Company has identified as its peer group for purposes of Item 402(v) and which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K.

(6)
We have determined that Adjusted EBITDA is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to our named executive officers, for the most recently completed fiscal year, to company performance. A reconciliation of Adjusted EBITDA can be found in our Annual Report.

Company Selected Measure Name	Adjusted EDITDA
Named Executive Officers, Footnote
(1)
Mr. Berle was the Principle Executive Officer (“PEO”) during 2023, 2022 and 2021, Mr. Lindblad was the PEO during 2023, 2021 and 2020. The Non-PEO NEOs for each year were Mr. Felenstein, Mr. Byus and Mr. Bressler, and Mr. Brodsky for 2023 and 2022, and Mr. Goodman for 2022, 2021 and 2020.

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table total with certain adjustments as described in footnote 3 below.

Peer Group Issuers, Footnote
(5)
“Prior Peer Group” represents the FTSE 100 Index, and “Current Peer Group” represents the S&P 1500 Hotels, Resorts and Cruise Lines Index, which the Company has identified as its peer group for purposes of Item 402(v) and which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K.

Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year. The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

	PEO Berle
	2020	2021	2022	2023
SCT Total	$—	$6,936,263	$1,635,303	$1,463,127
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	—	(6,242,973)	(575,000)	(1,149,992)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	—	9,584,182	278,231	—
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	—	—	(4,429,394)	—
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	—	—	(649,872)	539,052
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	(2,657,761)
Compensation Actually Paid	$—	$10,277,472	$(3,740,733)	$(1,805,574)
	PEO Lindblad
	2020	2021	2022	2023
SCT Total	$2,376,852	$811,127	$—	$2,352,502
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(1,912,242)	(772,519)	—	(1,996,000)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	3,458,773	748,831	—	2,254,000
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(277,732)	(466,575)	—	76,040
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(624,171)	124,019	—	107,579
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	(1,341,061)	—	(30,605)
Compensation Actually Paid	$3,021,481	$(896,178)	$—	$2,763,516

Non-PEO NEO Average Total Compensation Amount	$ 1,959,443	$ 1,827,250	$ 967,846	$ 1,691,674
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,147,119	722,410	719,423	2,108,405
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year. The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
	NEO
	2020	2021	2022	2023
SCT Total	$1,691,674	$967,846	$1,827,250	$1,959,443
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(1,088,231)	(345,728)	(1,010,633)	(942,749)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	1,951,502	303,478	341,776	1,078,747
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(49,992)	(239,077)	(363,226)	189,140
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(244,063)	32,904	(72,757)	43,649
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(152,485)	—	—	(181,111)
Compensation Actually Paid	$2,108,405	$719,423	$722,410	$2,147,119

Compensation Actually Paid vs. Total Shareholder Return	Relationship between CAP and TSR. The graph below illustrates the relationship between TSR and the Peer Group TSR as well as the relationship between CAP and TSR for the PEO and average Non-PEO NEOs.
Compensation Actually Paid vs. Net Income	Relationship between CAP and GAAP Net Income. The graph below reflects the relationship between the PEO and average Non-PEO NEOs CAP and the Company’s Net Income for the applicable fiscal year.
Compensation Actually Paid vs. Company Selected Measure
Relationship between CAP and Adjusted EBITDA (our Company-Selected Measure).   The graph below reflects the relationship between the PEO and average Non-PEO NEOs CAP and the Company’s Adjusted EBITDA for the applicable fiscal year.

Total Shareholder Return Vs Peer Group
Tabular List, Table
Performance Measures Used to Link Company Performance and CAP.   The following is a list of performance measures, which in our assessment represent the most important performance measures used by the Company to link compensation actually paid to the named executive officers for FY 2022. Each metric below is used for purposes of determining payouts under either our annual incentive program or vesting of our performance-based stock awards. Please see the CD&A for a further description of these metrics and how they are used in the Company’s executive compensation.
•
Adjusted EBITDA

•
Net Yield

•
Stock Price

Total Shareholder Return Amount	$ 68.93	47.09	95.41	104.71
Peer Group Total Shareholder Return Amount	114.2	71.38	94.1	77.36
Net Income (Loss)	$ (50,000,000)	$ (116,100,000)	$ (124,700,000)	$ (100,400,000)
Company Selected Measure Amount	71,200,000	(11,500,000)	(64,000,000)	(52,200,000)
Prior Peer Group Total Shareholder Return	$ 102.58	$ 98.8	$ 97.91	$ 85.66
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(6)
We have determined that Adjusted EBITDA is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to our named executive officers, for the most recently completed fiscal year, to company performance. A reconciliation of Adjusted EBITDA can be found in our Annual Report.

Measure:: 2
Pay vs Performance Disclosure
Name	Net Yield
Measure:: 3
Pay vs Performance Disclosure
Name	Stock Price
Berle [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,463,127	1,635,303	6,936,263
PEO Actually Paid Compensation Amount	$ (1,805,574)	(3,740,733)	10,277,472
PEO Name	Mr. Berle
Lindblad [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,352,502		811,127	2,376,852
PEO Actually Paid Compensation Amount	$ 2,763,516		(896,178)	3,021,481
PEO Name	Mr. Lindblad
PEO | Berle [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,149,992)	(575,000)	(6,242,973)
PEO | Berle [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		278,231	9,584,182
PEO | Berle [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,429,394)
PEO | Berle [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Berle [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	539,052	(649,872)
PEO | Berle [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,657,761)
PEO | Lindblad [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,996,000)		(772,519)	(1,912,242)
PEO | Lindblad [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,254,000		748,831	3,458,773
PEO | Lindblad [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	76,040		(466,575)	(277,732)
PEO | Lindblad [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Lindblad [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	107,579		124,019	(624,171)
PEO | Lindblad [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(30,605)		(1,341,061)
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(942,749)	(1,010,633)	(345,728)	(1,088,231)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,078,747	341,776	303,478	1,951,502
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	189,140	(363,226)	(239,077)	(49,992)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	43,649	(72,757)	32,904	(244,063)
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (181,111)			$ (152,485)